Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 6,314	$ 3,824
Weighted average number of ordinary and restricted shares	1,976	1,989
Basic EPS	$ 3.2	$ 1.92
Profit attributable to equity holders of AB InBev	$ 6,314	$ 3,824
Weighted average number of ordinary and restricted shares (diluted)	2,009	2,026
Diluted EPS	$ 3.14	$ 1.89
Underlying profit	$ 4,314	$ 3,556
Weighted average number of ordinary and restricted shares	1,976	1,989
Underlying EPS	$ 2.18	$ 1.79